Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of accumulated amortization - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of accumulated amortization [Line Items]
Balances as of beginning	$ (74,567)	$ (49,576)
Balances as of ending	(97,808)	(74,567)
Amortisation for the period	(31,319)	(28,899)
Sales and disposals during the period	8,078	3,908
Transfers
Others
Land and building [Member]
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of accumulated amortization [Line Items]
Balances as of beginning	(74,567)	(49,576)
Balances as of ending	(97,808)	(74,567)
Amortisation for the period	(31,319)	(28,899)
Sales and disposals during the period	8,078	3,908
Transfers
Others
Other [Member]
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of accumulated amortization [Line Items]
Balances as of beginning
Balances as of ending
Amortisation for the period
Sales and disposals during the period
Transfers
Others